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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P.
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Mark H. Rachesky, M.D.
Title:         President

Signature, Place, and Date of Signing:


/s/ Mark H. Rachesky, M.D.       New York, New York             May 15, 2012
--------------------------       ------------------            --------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                             9
                                                           ----------

Form 13F Information Table Value Total:                    $2,325,460
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name
     -----           -----------------------       -------------

     NONE

                                                    MHR Fund Management LLC
                                                  Form 13F Information Table
                                                 Quarter ended March 31, 2012

         COLUMN 1                 COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7        COLUMN 8
                                  TITLE OF                  VALUE       SHRS or   SH/  PUT/  INV/  OTHR       VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP     (x$1000)      PRN AMT   PRN  CALL  DISC  MNGRS    SOLE     SHARED  NONE
----------------------------  --------------  ---------  ----------   ----------  ---  ----  ----  ----- ----------  ------  ----
DYNAVAX TECHNOLOGIES CORP     COM             268158102  $    2,238      445,000  SH         SOLE           445,000
ENSCO PLC                     SPONSORED ADR   29358Q109  $  350,986    6,631,128  SH         SOLE         6,631,128
KEY ENERGY SVCS INC           COM             492914106  $  269,979   17,474,343  SH         SOLE        17,474,343
LEAP WIRELESS INTL INC        COM NEW         521863308  $  205,451   23,533,869  SH         SOLE        23,533,869
LIONS GATE ENTMNT CORP        COM NEW         535919203  $  713,566   51,261,899  SH         SOLE        51,261,899
LORAL SPACE & COMMUNICATNS
INC                           COM             543881106  $  647,126    8,129,719  SH         SOLE         8,129,719
METROPCS COMMUNICATIONS INC   COM             591708102  $  131,869   14,619,575  SH         SOLE        14,619,575
RAND LOGISTICS INC            COM             752182105  $    1,501      178,216  SH         SOLE           178,216
TIM PARTICIPACOES S A         SPONSORED ADR   88706P205  $    2,744       85,068  SH         SOLE            85,068


Total Fair Market Value (in thousands)                   $2,325,460
